Short-Term Bank Credit And Loans	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Abstract]
Short-term Bank Credit and Loans	SHORT-TERM CREDIT AND LOANS

	Interest %	December 31, 2023	December 31, 2022
Loans	SOFR + 1.2% - 1.5%	$162,034	$21,772
Commercial securities (1)	SOFR + 1.0%	313,620	—
Bank credit	SOFR + 1.2% - 1.5%	100,940	93,304
		$576,594	$115,076

As of December 31, 2023 the SOFR rate of short-term loans was 5.38%.